Provisions for expected credit losses - Total provision for ECL (Details) - AUD ($) $ in Millions	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023
Provisions for ECL
Provisions for expected credit losses
Provisions for expected credit losses	$ 5,072	$ 5,096	$ 5,135
Loans and credit commitments | Provision for ECL on loans and credit commitments
Provisions for expected credit losses
Provisions for expected credit losses	5,062	5,084	5,121	$ 4,930
Debt securities at amortised cost | Provision for ECL on debt securities at amortised cost
Provisions for expected credit losses
Provisions for expected credit losses	4	6	8
Debt securities at FVOCI | Provision for ECL on debt securities at FVOCI
Provisions for expected credit losses
Provisions for expected credit losses	$ 6	$ 6	$ 6